Trade receivables (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of Trade Receivable [Abstract]
Schedule of Breakdown for Trade Receivables
The following table provides a breakdown for trade receivables:

	At December 31,
(€ thousands)	2024	2023
Trade receivables before loss allowance	263,380	247,138
Loss allowance	(14,590)	(6,681)
Total trade receivables	248,790	240,457
The following table provides a breakdown for the loss allowance relating to trade receivables:

	Loss allowance
(€ thousands)	2024	2023
At January 1,	(6,681)	(6,512)
Provisions	(11,174)	(3,276)
Utilizations	353	285
Releases	3,062	2,829
Exchange differences and other	(150)	(7)
At December 31,	(14,590)	(6,681)

Schedule of Trade Receivable by Geographic Area
The following table presents trade receivables by geographic area:

	At December 31,
(€ thousands)	2024	2023
EMEA (1)	97,619	102,653
of which Italy	58,460	60,174
Americas (2)	65,491	47,572
of which United States	50,294	33,028
Greater China Region	56,682	61,990
Rest of APAC (3)	28,998	28,242
Total trade receivables	248,790	240,457
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(1)EMEA includes Europe, the Middle East and Africa.
(2)Americas includes the United States of America, Canada, Mexico, Brazil and other Central and South American countries.
(3)Rest of APAC includes Japan, South Korea, Singapore, Thailand, Malaysia, Vietnam, Indonesia, Philippines, Australia, New Zealand, India and other Southeast Asian countries.